UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dalton Investments LLC
Address: 12424 Wilshire Boulevard, Suite 600

         Los Angeles, CA  90025

13F File Number:  28-12151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joy L. Milan, JD
Title:     Vice President - Compliance & Legal Affairs
Phone:     (310) 882-4141

Signature, Place, and Date of Signing:

     /s/ Joy L. Milan, JD     Los Angeles, CA     July 18, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $70,858 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACACIA RESH CORP               ACACIA TCH COM   003881307     1227    75907 SH       Sole                    75907        0        0
ACME COMMUNICATION INC         COM              004631107      235    46880 SH       Sole                    46880        0        0
ALDILA INC                     COM NEW          014384200      378    24519 SH       Sole                    24519        0        0
ALTRIA GROUP INC               COM              02209s103     5720    81550 SH       Sole                    81550        0        0
ANADARKO PETE CORP             COM              032511107      879    16900 SH       Sole                    16900        0        0
AVIS BUDGET GROUP              COM              053774105      341    12000 SH       Sole                    12000        0        0
BANCROFT FUND LTD              COM              059695106      475    22310 SH       Sole                    22310        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     7354     2040 SH       Sole                     2040        0        0
CIMAREX ENERGY CO              COM              171798101     1115    28300 SH       Sole                    28300        0        0
CONOCOPHILLIPS                 COM              20825c104     3390    43180 SH       Sole                    43180        0        0
DG FASTCHANNEL INC             COM              23326r109     1757    86200 SH       Sole                    86200        0        0
ELLSWORTH FUND LTD             COM              289074106      727    79535 SH       Sole                    79535        0        0
GENERAL FINANCE CORP           UNIT 04/05/2010  369822200      178    18334 SH       Sole                    18334        0        0
INDUSTRIAL ENTERPRISES AMER    COM NEW          456132208      508   100000 SH       Sole                   100000        0        0
ISHARES INC                    MSCI TAIWAN      464286731    15299   956218 SH       Sole                   956218        0        0
ISHARES TR                     MSCI VAL IDX     464288877      252     3214 SH       Sole                     3214        0        0
ISHARES TR                     LEHMAN 10-20YR   464288653      865     8841 SH       Sole                     8841        0        0
ISHARES TR                     US TIPS BD FD    464287176      398     4022 SH       Sole                     4022        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     4872    37006 SH       Sole                    37006        0        0
ISHARES TR                     MSCI EAFE IDX    464287465      332     4108 SH       Sole                     4108        0        0
ISHARES TR                     RUSSELL1000VAL   464287598      242     2794 SH       Sole                     2794        0        0
ISHARES TR                     RUSSELL 1000     464287622      367     4493 SH       Sole                     4493        0        0
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071m104      692    31000 SH       Sole                    31000        0        0
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071m302      377     3200 SH       Sole                     3200        0        0
LIGAND PHARMACEUTICALS INC     CL B             53220K207      164    23800 SH       Sole                    23800        0        0
LIONBRIDGE TECHNOLOGIES INC    COM              536252109       59    10000 SH       Sole                    10000        0        0
LOEWS CORP                     CAROLNA GP STK   540424207     6800    88000 SH       Sole                    88000        0        0
MELCO PBL ENTMNT LTD           ADR              585464100      364    29000 SH       Sole                    29000        0        0
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107n206      322    13334 SH       Sole                    13334        0        0
NEXTWAVE WIRELESS INC          COM              65337y102      400    47916 SH       Sole                    47916        0        0
NORSK HYDRO A S                SPONSORED ADR    656531605     1952    51000 SH       Sole                    51000        0        0
NUVEEN PREM INCOME MUN FD 2    COM              67063w102      188    13546 SH       Sole                    13546        0        0
NUVEEN PREMIER MUN INCOME FD   COM              670988104      223    16372 SH       Sole                    16372        0        0
PARLUX FRAGRANCES INC          COM              701645103       62    14035 SH       Sole                    14035        0        0
PIONEER TAX ADVNTAGE BALANC    COM              72388r101     1067    71873 SH       Sole                    71873        0        0
PLATINUM UNDERWRITER HLDGS L   COM              g7127p100     2085    60000 SH       Sole                    60000        0        0
POWERSHARES DB G10 CURCY HAR   COM UT BEN INT   73935y102     5939   205000 SH       Sole                   205000        0        0
STREETTRACKS GOLD TR           GOLD SHS         863307104     1314    20442 SH       Sole                    20442        0        0
STREETTRACKS INDEX SHS FDS     MSCI ACWI EXUS   863308813      274     6698 SH       Sole                     6698        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769      552     3695 SH       Sole                     3695        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611      251     3357 SH       Sole                     3357        0        0
VANGUARD INDEX FDS             LARGE CAP ETF    922908637      200     2993 SH       Sole                     2993        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744      300     4177 SH       Sole                     4177        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775      362     6346 SH       Sole                     6346        0        0